Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	62 Months Ended		105 Months Ended		107 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025
American Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	11.64%	8.29%						9.15%
American Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	16.60%	8.75%						9.12%
American Balanced Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	15.81%	9.30%			9.67%	[2]
American Balanced Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class F-1
Average Annual Return, Percent	[1]	18.43%	9.52%						9.73%
American Balanced Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class F-2
Average Annual Return, Percent	[1]	18.69%	9.80%						10.02%
American Balanced Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class F-3
Average Annual Return, Percent	[1]	18.84%	9.92%					10.08%
American Balanced Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	14.32%	8.76%						9.35%
American Balanced Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	16.54%	8.71%						9.33%
American Balanced Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-E
Average Annual Return, Percent	[1]	18.18%	9.28%						9.49%
American Balanced Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	15.74%	9.24%			9.62%	[4]
American Balanced Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-F-1
Average Annual Return, Percent	[1]	18.64%	9.72%						9.96%
American Balanced Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-F-2
Average Annual Return, Percent	[1]	18.76%	9.81%	11.45%	[5]
American Balanced Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-F-3
Average Annual Return, Percent	[1]	18.77%	9.86%	11.49%	[6]
American Balanced Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-1
Average Annual Return, Percent	[1]	17.58%	8.75%						8.95%
American Balanced Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-2
Average Annual Return, Percent	[1]	17.58%	8.73%						8.95%
American Balanced Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-2E
Average Annual Return, Percent	[1]	17.91%	9.05%						9.27%
American Balanced Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-3
Average Annual Return, Percent	[1]	18.08%	9.21%						9.43%
American Balanced Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-4
Average Annual Return, Percent	[1]	18.43%	9.53%						9.75%
American Balanced Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-5E
Average Annual Return, Percent	[1]	18.68%	9.76%						9.97%
American Balanced Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-5
Average Annual Return, Percent	[1]	18.77%	9.86%						10.08%
American Balanced Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class R-6
Average Annual Return, Percent	[1]	18.85%	9.92%						10.14%
Without Sales Load [Member] | American Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	18.47%	9.58%						9.80%
Without Sales Load [Member] | American Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	17.60%	8.75%						9.12%
Without Sales Load [Member] | American Balanced Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	18.78%	9.85%			9.99%	[2]
Without Sales Load [Member] | American Balanced Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	18.45%	9.54%						9.74%
Without Sales Load [Member] | American Balanced Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	17.54%	8.71%						9.33%
Without Sales Load [Member] | American Balanced Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Balanced Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	18.72%	9.80%			9.93%	[4]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[7]	17.88%	14.42%	17.08%	[5],[6]	14.89%	[2],[4]	14.95%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[7]	13.70%	8.47%	10.10%	[5],[6]	9.79%	[2],[4]	9.84%	9.78%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[7]	7.30%	(0.36%)	(0.14%)	[5],[6]	1.88%	[2],[4]	1.95%	2.01%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.